LEASES - Maturity analysis of leases liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Mar. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due
February 2022	$ 419,504
February 2023	417,734
February 2024	351,370
February 2025	269,895
February 2026	192,374
Thereafter	235,810
Total	1,886,687
Less: Imputed interest	(310,452)
Present value of operating lease liabilities	$ 1,576,235	$ 1,026,728
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent us-gaap:OperatingLeaseLiabilityNoncurrent
Lease not yet commenced , contract value	$ 38,793